SUBSEQUENT EVENTS (Details) - USD ($)	Jul. 09, 2023	Jan. 10, 2023	Jan. 06, 2023	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
Share price per share			$ 10.20	$ 10.10	$ 10.10
Redemption price per share				$ 10.10	$ 10.10
Subsequent event
SUBSEQUENT EVENTS
Aggregate number of shares, stockholders elected to redeem	464,811		10,729,779
Share price per share			$ 10.20
Stockholders redeem total			$ 109,436,586
Number of months proposed business combination is effective		12 months
Number of shares held by the Investor		300,000
Subsequent event | Minimum
SUBSEQUENT EVENTS
Months If submitted in writing to the company have elapsed		6 months
Subsequent event | Maximum
SUBSEQUENT EVENTS
Months If submitted in writing to the company have elapsed		9 months
Subsequent event | Forward Purchase Agreement | Common Stock
SUBSEQUENT EVENTS
Redeemed share of common stock		300,000
Redemption price per share		$ 0.0001